Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2019
Registrant Name	SunAmerica Series, Inc.
Entity Central Index Key	0001020861
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 28, 2020
Document Effective Date	Feb. 28, 2020
Prospectus Date	Feb. 28, 2020
AIG Focused Dividend Strategy Fund | Class W
Prospectus:
Trading Symbol	FDSWX
AIG Focused Dividend Strategy Fund | Class C
Prospectus:
Trading Symbol	FDSTX
AIG Focused Dividend Strategy Fund | Class B
Prospectus:
Trading Symbol	FDSBX
AIG Focused Dividend Strategy Fund | Class A
Prospectus:
Trading Symbol	FDSAX
AIG Strategic Value Fund | Class W
Prospectus:
Trading Symbol	SFVWX
AIG Strategic Value Fund | Class C
Prospectus:
Trading Symbol	SFVTX
AIG Strategic Value Fund | Class A
Prospectus:
Trading Symbol	SFVAX
AIG Active Allocation Fund | Class C
Prospectus:
Trading Symbol	FBACX
AIG Active Allocation Fund | Class B
Prospectus:
Trading Symbol	FBABX
AIG Active Allocation Fund | Class A
Prospectus:
Trading Symbol	FBAAX
AIG Multi-Asset Allocation Fund | Class C
Prospectus:
Trading Symbol	FMATX
AIG Multi-Asset Allocation Fund | Class B
Prospectus:
Trading Symbol	FMABX
AIG Multi-Asset Allocation Fund | Class A
Prospectus:
Trading Symbol	FASAX
AIG Select Dividend Growth Fund | Class W
Prospectus:
Trading Symbol	SDVWX
AIG Select Dividend Growth Fund | Class C
Prospectus:
Trading Symbol	SDVCX
AIG Select Dividend Growth Fund | Class A
Prospectus:
Trading Symbol	SDVAX
AIG Focused Dividend Strategy II Fund | Class W
Prospectus:
Trading Symbol	FDDWX
AIG Focused Dividend Strategy II Fund | Class C
Prospectus:
Trading Symbol	FDDCX
AIG Focused Dividend Strategy II Fund | Class A
Prospectus:
Trading Symbol	FDDAX